Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Issuance of Warrants

Cash convertible notes	Issued on	Number of share warrants (in millions)	Exercise price per share	Proceeds from issuance of warrants, net of issuance costs (in millions)	Warrants expire over a period of 50 trading days beginning on
2019	March 19, 2014	15.2	$32.0560	$40.6	December 27, 2018
2021	March 19, 2014	10.6	$32.0560	$28.3	December 29, 2020
2023	September 13, 2017	9.7	$50.9664	$45.3	June 26, 2023
2024	November 13, 2018	10.9	$52.1639	$72.4	August 27, 2024

Accumulated Other Comprehensive Income (Loss)
The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2019 and 2018:

(in thousands)	2019	2018
Net unrealized loss on hedging contracts, net of tax	$(2,289)	$(15,453)
Net unrealized loss on pension, net of tax	(561)	(124)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $9.7 million and $9.3 million in 2019 and 2018, respectively	(22,587)	(21,662)
Foreign currency translation adjustments	(284,182)	(273,405)
Accumulated other comprehensive loss	$(309,619)	$(310,644)